UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31, 2011

Date of reporting period: February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name				Shares	Value
Affiliated Master Portfolios : 99.33%
Wells Fargo Advantage C&B Large Cap Value Portfolio				N/A	$644,373
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				N/A	1,927,996
Wells Fargo Advantage Emerging Growth Portfolio				N/A	190,421
Wells Fargo Advantage Equity Value Portfolio				N/A	643,334
Wells Fargo Advantage Index Portfolio				N/A	1,930,679
Wells Fargo Advantage Inflation-Protected Bond Portfolio				N/A	2,125,415
Wells Fargo Advantage International Equity Portfolio				N/A	289,482
Wells Fargo Advantage International Growth Portfolio				N/A	289,179
Wells Fargo Advantage International Index Portfolio				N/A	288,565
Wells Fargo Advantage International Value Portfolio				N/A	289,257
Wells Fargo Advantage Large Company Value Portfolio				N/A	641,811
Wells Fargo Advantage Managed Fixed Income Portfolio				N/A	14,942,845
Wells Fargo Advantage Small Cap Value Portfolio				N/A	188,501
Wells Fargo Advantage Small Company Growth Portfolio				N/A	190,618
Wells Fargo Advantage Small Company Value Portfolio				N/A	190,127
Wells Fargo Advantage Stable Income Portfolio				N/A	9,677,485
Wells Fargo Advantage Total Return Bond Portfolio				N/A	4,261,377

Total Affiliated Master Portfolios (Cost $37,655,470)					38,711,465

				Principal
Other : 0.05%
Gryphon Funding Limited, Pass-Through Entity (a)(i)				$23,144	6,249
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)±144A				26,101	11,223

Total Other (Cost $14,743)					17,472

		Yield	Maturity Date
Short-Term Investments : 0.42%

U.S. Treasury Securities: 042%
U.S. Treasury Bill #		0.11%	08/02/2012	165,000	164,919

Total Short-Term Investments (Cost $164,944)					164,919

Total Investments in Securities (Cost $37,835,157)*	99.80%				38,893,856

Other Assets and Liabilities, Net	0.20				79,764

Total Net Assets	100.00%				$38,973,620

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $38,792,344 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,058,699
Gross unrealized depreciation	(957,187)

Net unrealized appreciation	$101,512

1

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Conservative Allocation Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$38,711,465	$0	$38,711,465
Other	0	0	17,472	17,472
Short-term investments
U.S. Treasury securities	164,919	0	0	164,919

	$164,919	$38,711,465	$17,472	$38,893,856

As of February 29, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$166,508	$0	$0	$166,508

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$27,557
Accrued discounts (premiums)	0
Realized gains (losses)	4,239
Change in unrealized gains (losses)	(8,126)
Purchases	0
Sales	(6,198)
Transfer in from Affiliated Master Portfolio	0

Balance as of February 29, 2012	$17,472

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(6,895)

Derivative transactions

During the nine months ended February 29, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Unrealized Gains (Losses)
March 2012	5 Long	S&P 500 Index	$1,705,500	$167,750
June 2012	13 Short	30-Year U.S. Treasury Bonds	1,841,531	(1,242)

The Fund had an average notional amount of $1,542,938 and $1,888,635 in long future contracts and short futures contracts, respectively, during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name				Shares	Value
Affiliated Master Portfolios : 98.64%
Wells Fargo Advantage C&B Large Cap Value Portfolio				N/A	$16,220,975
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				N/A	49,117,039
Wells Fargo Advantage Emerging Growth Portfolio				N/A	4,846,782
Wells Fargo Advantage Equity Value Portfolio				N/A	16,386,329
Wells Fargo Advantage Index Portfolio				N/A	49,206,898
Wells Fargo Advantage Inflation-Protected Bond Portfolio				N/A	10,540,243
Wells Fargo Advantage International Equity Portfolio				N/A	7,374,717
Wells Fargo Advantage International Growth Portfolio				N/A	7,369,677
Wells Fargo Advantage International Index Portfolio				N/A	7,353,302
Wells Fargo Advantage International Value Portfolio				N/A	7,367,603
Wells Fargo Advantage Large Company Value Portfolio				N/A	16,265,688
Wells Fargo Advantage Managed Fixed Income Portfolio				N/A	74,199,213
Wells Fargo Advantage Small Cap Value Portfolio				N/A	4,762,365
Wells Fargo Advantage Small Company Growth Portfolio				N/A	4,859,348
Wells Fargo Advantage Small Company Value Portfolio				N/A	4,812,137
Wells Fargo Advantage Total Return Bond Portfolio				N/A	21,160,016

Total Affiliated Master Portfolios (Cost $282,456,460)					301,842,332

				Principal
Other : 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(i)				$239,839	64,757
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)±144A				270,483	116,308

Total Other (Cost $152,781)					181,065

		Yield	Maturity Date
Short-Term Investments : 1.41%

U.S. Treasury Securities : 1.41%
U.S.Treasury Bill #		0.11%	08/02/2012	510,000	509,749
U.S.Treasury Bill #		0.07	05/03/2012	3,815,000	3,814,500

Total Short-Term Investments (Cost $4,324,591)					4,324,249

Total Investments in Securities (Cost $286,933,832)*	100.11%				306,347,646

Other Assets and Liabilities, Net	(0.11)				(345,631)

Total Net Assets	100.00%				$306,002,015

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $290,513,958 and net unrealized appreciation (depreciation) consists of:

$15,834,030
Gross unrealized depreciation	(342)

Net unrealized appreciation	$15,833,688

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Growth Balanced Fund (the “Fund”)

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$301,842,332	$0	$301,842,332
Other	0	0	181,065	181,065
Short-term investments
U.S. Treasury securities	4,324,249	0	0	4,324,249

	$4,324,249	$301,842,332	$181,065	$306,347,646

As of February 29, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$4,497,195	$0	$0	$4,497,195

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$285,577
Accrued discounts (premiums)	0
Realized gains (losses)	43,932
Change in unrealized gains (losses)	(84,214)
Purchases	0
Sales	(64,230)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$181,065

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	($71,450)

Derivative transactions

During the nine months ended February 29, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
March 2012	135 Long	S&P 500 Index	$46,048,500	$4,529,250
June 2012	319 Short	30-Year U.S. Treasury Bonds	45,188,344	(32,055)

The Fund had an average notional amount of $46,570,174 and $45,338,809 in long futures contracts and short futures contracts, respectively, during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name				Shares	Value
Affiliated Master Portfolios : 99.10%
Wells Fargo Advantage C&B Large Cap Value Portfolio				N/A	$6,354,431
Wells Fargo Advantage Diversified Large Cap Growth Portfolio				N/A	19,236,520
Wells Fargo Advantage Emerging Growth Portfolio				N/A	1,890,384
Wells Fargo Advantage Equity Value Portfolio				N/A	6,385,147
Wells Fargo Advantage Index Portfolio				N/A	19,184,342
Wells Fargo Advantage Inflation-Protected Bond Portfolio				N/A	8,523,065
Wells Fargo Advantage International Equity Portfolio				N/A	2,873,040
Wells Fargo Advantage International Growth Portfolio				N/A	2,879,534
Wells Fargo Advantage International Index Portfolio				N/A	2,871,940
Wells Fargo Advantage International Value Portfolio				N/A	2,879,364
Wells Fargo Advantage Large Company Value Portfolio				N/A	6,364,565
Wells Fargo Advantage Managed Fixed Income Portfolio				N/A	59,917,160
Wells Fargo Advantage Small Cap Value Portfolio				N/A	1,858,305
Wells Fargo Advantage Small Company Growth Portfolio				N/A	1,891,138
Wells Fargo Advantage Small Company Value Portfolio				N/A	1,876,702
Wells Fargo Advantage Stable Income Portfolio				N/A	28,420,741
Wells Fargo Advantage Total Return Bond Portfolio				N/A	17,072,603

Total Affiliated Master Portfolios (Cost $180,334,684)					190,478,981

				Principal
Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)				$43,549	11,758
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)±144A				49,113	21,119

Total Other (Cost $27,742)					32,877

		Yield	Maturity Date

Short-Term Investments : 0.90%

U.S. Treasury Securities: 0.90%
U.S. Treasury Bill #		0.11%	08/02/2012	1,740,000	1,739,144

Total Short-Term Investments (Cost $1,739,405)					1,739,144

Total Investments in Securities (Cost $182,101,831)*	100.02%				192,251,002

Other Assets and Liabilities, Net	(0.02)				(34,377)

Total Net Assets	100.00%				$192,216,625

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $182,488,395 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,149,171
Gross unrealized depreciation	(386,564)

Net unrealized appreciation	$9,762,607

1

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Moderate Balanced Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$190,478,981	$0	$190,478,981
Other	0	0	32,877	32,877
Short-term investments
U.S. Treasury securities	1,739,144	0	0	1,739,144

	$1,739,144	$190,478,981	32,877	$192,251,002

As of February 29, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$1,866,469	$0	$0	$1,866,469

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$51,854
Accrued discounts (premiums)	0
Realized gains (losses)	7,977
Change in unrealized gains (losses)	(15,291)
Purchases	0
Sales	(11,663)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$32,877

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(12,974)

Derivative transactions

During the nine months ended February 29, 2012, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Unrealized Gains (Losses)
March 2012	56 Long	S&P 500 Index	$19,101,600	$1,878,800
June 2012	129 Short	30-Year U.S. Treasury Bonds	18,273,656	(12,331)

As of February 29, 2012, the Fund had an average notional amount of $18,818,234 and $19,048,483 in long futures contracts and short futures contracts, respectively, during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio : 100.59%
Wells Fargo Advantage C&B Large Cap Value Portfolio		N/A	$310,316,577

Total Affiliated Master Portfolio (Cost $261,945,016)			310,316,577

Total Investments in Securities (Cost $261,945,016)*	100.59%		310,316,577
Other Assets and Liabilities, Net	(0.59)		(1,817,991)

Total Net Assets	100.00%		$308,498,586

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage C&B Large Cap Value Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage C&B Large Cap Value Portfolio		N/A	$35,638,299
Wells Fargo Advantage Diversified Large Cap Growth Portfolio		N/A	109,068,496
Wells Fargo Advantage Emerging Growth Portfolio		N/A	10,735,362
Wells Fargo Advantage Equity Value Portfolio		N/A	36,185,013
Wells Fargo Advantage Index Portfolio		N/A	108,507,721
Wells Fargo Advantage International Equity Portfolio		N/A	16,291,165
Wells Fargo Advantage International Growth Portfolio		N/A	16,348,717
Wells Fargo Advantage International Index Portfolio		N/A	16,136,290
Wells Fargo Advantage International Value Portfolio		N/A	16,167,792
Wells Fargo Advantage Large Company Value Portfolio		N/A	35,933,450
Wells Fargo Advantage Small Cap Value Portfolio		N/A	10,491,678
Wells Fargo Advantage Small Company Growth Portfolio		N/A	10,756,067
Wells Fargo Advantage Small Company Value Portfolio		N/A	10,616,317

Total Affiliated Master Portfolios (Cost $382,733,630)			432,876,367

		Principal
Other : 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(i)		$361,636	97,642
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)144A±		407,842	175,372

Total Other (Cost $230,368)			273,014

Total Investments in Securities (Cost $382,963,998) *	100.09%		433,149,381

Other Assets and Liabilities, Net	(0.09)		(382,903)

Total Net Assets	100.00%		$432,766,478

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
*	Cost for federal income tax purposes is $397,004,403 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,199,871
Gross unrealized depreciation	(2,054,893)

Net unrealized appreciation	$36,144,978

1

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Equity Fund (the “Fund”)

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$432,876,367	$0	$432,876,367
Other	0	0	273,014	273,014

	$0	$432,876,367	$273,014	$433,149,381

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$430,602
Accrued discounts (premiums)	0
Realized gains (losses)	66,241
Change in unrealized gains (losses)	(126,981)
Purchases	0
Sales	(96,848)
Transfers into Level 3	0
Transfers out of Level 3	0

Transfers in from Affiliated Master Portfolio	0

Balance as of February 29, 2012	$273,014

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(107,735)

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios : 99.70%
Wells Fargo Advantage Emerging Growth Portfolio		N/A	$33,704,070
Wells Fargo Advantage Small Cap Value Portfolio		N/A	32,885,802
Wells Fargo Advantage Small Company Growth Portfolio		N/A	33,768,576
Wells Fargo Advantage Small Company Value Portfolio		N/A	33,321,510

Total Affiliated Master Portfolios (Cost $118,662,761)			133,679,958

		Principal
Other : 0.39%
Gryphon Funding Limited, Pass-Through Entity (a)(i)		$692,490	186,972
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)144A±		780,967	335,816

Total Other (Cost $441,126)			522,788

Total Investments in Securities (Cost $119,103,887)*	100.09%		134,202,746

Other Assets and Liabilities, Net	(0.09)		(116,483)

Total Net Assets	100.00%		$134,086,263

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
*	Cost for federal income tax purposes is $123,863,086 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,339,660
Gross unrealized depreciation	0

Net unrealized appreciation	$10,339,660

1

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

NOTES TO PORTFOLIO OF INVESTMENTS –February 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Small Cap Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$133,679,958	$0	$133,679,958

Other	0	0	522,788	522,788

	$0	$133,679,958	$522,788	$134,202,746

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$824,549
Accrued discounts (premiums)	0
Realized gains (losses)	126,844
Change in unrealized gains (losses)	(243,154)
Purchases	0
Sales	(185,451)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from Affiliated Master Portfolio	0

Balance as of February 29, 2012	$522,788

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(206,299)

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio : 100.02%
Wells Fargo Advantage Emerging Growth Portfolio		N/A	$954,020,115

Total Affiliated Master Portfolio (Cost $823,318,187)			954,020,115

Total Investments in Securities (Cost $823,318,187)*	100.02%		954,020,115
Other Assets and Liabilities, Net	(0.02)		(164,245)

Total Net Assets	100.00%		$953,855,870

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Growth Fund (the “Fund”)

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE EQUITY VALUE FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio: 100.15%
Wells Fargo Advantage Equity Value Portfolio		N/A	$932,810,775

Total Affiliated Master Portfolio (Cost $792,812,062)			932,810,775

Total Investments in Securities (Cost $792,812,062) *	100.15%		932,810,775

Other Assets and Liabilities, Net	(0.15)		(1,355,380)

Total Net Assets	100.00%		$931,455,395

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Equity Value Fund (the “Fund”)

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INDEX FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio : 100.06%
Wells Fargo Advantage Index Portfolio		N/A	$2,321,024,802

Total Affiliated Master Portfolio (Cost $1,651,174,783)			2,321,024,802

Total Investments in Securities (Cost $1,651,174,783)*	100.06%		2,321,024,802

Other Assets and Liabilities, Net	(0.06)		(1,455,322)

Total Net Assets	100.00%		$2,319,569,480

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE INDEX FUND

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Index Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios : 99.97%
Wells Fargo Advantage International Value Portfolio		N/A	$302,456,957

Total Affiliated Master Portfolios (Cost $339,314,089)			302,456,957

Total Investments in Securities (Cost $339,314,089)*	99.97%		302,456,957
Other Assets and Liabilities, Net	0.03		83,014

Total Net Assets	100.00%		$302,539,971

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Value Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio : 100.00%
Wells Fargo Advantage Small Company Growth Portfolio		N/A	$212,843,856

Total Affiliated Master Portfolio (Cost $213,613,386)			212,843,856

Total Investments in Securities (Cost $213,613,386) *	100.00%		212,843,856
Other Assets and Liabilities, Net	0.00		159

Total Net Assets	100.00%		$212,844,015

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Growth Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio : 100.00%
Wells Fargo Advantage Small Company Value Portfolio		N/A	$90,098,876

Total Affiliated Master Portfolio (Cost $75,548,798)			90,098,876

Total Investments in Securities (Cost $75,548,798)*	100.00%		90,098,876
Other Assets and Liabilities, Net	0.00		186

Total Net Assets	100.00%		$90,099,062

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Value Fund (the “Fund”)

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio : 100.06%
Wells Fargo Advantage Inflation-Protected Bond Portfolio		N/A	$64,422,359

Total Affiliated Master Portfolio (Cost $57,697,874)			64,422,359

Total Investments in Securities (Cost $57,697,874)*	100.06%		64,422,359
Other Assets and Liabilities, Net	(0.06)		(40,965)

Total Net Assets	100.00%		$64,381,394

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Inflation-Protected Bond Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolio : 99.97%
Wells Fargo Advantage Total Return Bond Portfolio		N/A	$3,317,441,266

Total Affiliated Master Portfolio (Cost $3,248,759,715)			3,317,441,266

Total Investments in Securities (Cost $3,248,759,715)*	99.97%		3,317,441,266
Other Assets and Liabilities, Net	0.03		1,061,860

Total Net Assets	100.00%		$3,318,503,126

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Total Return Bond Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolio are valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which are also valued daily.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, all of the Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Affiliated Master Portfolios : 23.04%
Wells Fargo Advantage Emerging Growth Portfolio (l)		N/A	$6,380,544
Wells Fargo Advantage Equity Value Portfolio (l)		N/A	9,698,500
Wells Fargo Advantage International Growth Portfolio (l)		N/A	7,751,751
Wells Fargo Advantage Small Company Value Portfolio (l)		N/A	6,350,187
Wells Fargo Advantage Total Return Bond Portfolio (l)		N/A	128,025,144

Total Affiliated Master Portfolios (Cost $150,701,318)			158,206,126

Investment Companies : 75.45%

Alternative Investment Funds : 4.94%
ING Global Real Estate Fund		819,353	13,568,492
PIMCO CommodityRealReturn Strategy Fund		2,883,069	20,354,465

			33,922,957

International Equity Funds : 6.18%
American Century Growth Fund		409,509	11,363,864
DFA International Small Cap Value Portfolio		163,051	2,581,102
Dodge & Cox International Stock Fund		117,522	3,867,652
Oppenheimer Developing Markets Fund		97,524	3,256,341
T. Rowe Price International Discovery Fund		60,895	2,608,737
Templeton Institutional Foreign Equity Fund		206,014	3,875,130
Thornburg International Value Fund		424,901	11,646,545
Wells Fargo Advantage Emerging Markets Equity Fund (l)		142,201	3,257,836

			42,457,207

International Fixed Income Funds : 9.57%
Oppenheimer International Bond Fund		5,105,795	32,626,031
PIMCO High Yield Fund		3,544,156	33,102,420

			65,728,451

U.S. Equity Funds : 8.24%
Eaton Vance Large Cap Value Fund		263,556	4,870,523
MFS Value Fund		199,512	4,874,077
Royce Pennsylvania Mutual Fund		536,273	6,370,925
T. Rowe Price Blue Chip Growth Fund		365,321	15,990,101
Wells Fargo Advantage Endeavor Select Fund (l)†		844,387	9,119,385
Wells Fargo Advantage Small Cap Value Fund (l)		191,219	6,271,998
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)		266,146	9,107,517

			56,604,526

U.S. Fixed Income Funds : 46.52%
Wells Fargo Advantage Government Securities Fund (l)		11,373,385	127,836,845
Wells Fargo Advantage Short Duration Government Bond Fund (l)		18,496,574	191,624,506

			319,461,351

Total Investment Companies (Cost $486,502,308)			518,174,492

	Yield
Short-Term Investments : 1.62%

Investment Companies : 0.10%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02%	657,000	657,000

1

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Yield	Maturity Date	Principal	Value
U.S. Treasury Securities : 1.52%
U.S. Treasury Bill #	0.08%	04/05/2012	$275,000	$274,985
U.S. Treasury Bill #	0.03	05/31/2012	30,000	29,994
U.S. Treasury Bill #	0.04	05/03/2012	4,680,000	4,679,387
U.S. Treasury Bill #	0.03	08/02/2012	5,485,000	5,482,301

				10,466,667

Total Short-Term Investments (Cost $11,124,735)				11,123,667

Total Investments in Securities (Cost $648,328,361)*	100.11%			687,504,285

Other Assets and Liabilities, Net	(0.11)			(737,862)

Total Net Assets	100.00%			$686,766,423

(l)	Investment in an affiliate.
†	Non-income earning security.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $655,932,921 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,173,236
Gross unrealized depreciation	(601,872)

Net unrealized appreciation	$31,571,364

2

WELLS FARGO ADVANTAGE WEALTHBUILDER CONVERSATIVE ALLOCATION PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$158,206,126	$0	$158,206,126
Investment companies	518,174,492	0	0	$518,174,492
Short-term investments
Investment companies	657,000	0	0	657,000
U.S. Treasury securities	10,466,667	0	0	10,466,667

	$529,298,159	$158,206,126	$0	$687,504,285

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$4,387,738	$0	$0	$4,387,738

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding the Master Portfolios) during the nine months ended February 29, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchases		Shares Sold	Shares, End of Period	Value, End of Period	Dividend Income
Wells Fargo Advantage Emerging Growth Fund	0	552,169	*	552,169	0	$0	0
Wells Fargo Advantage Emerging Markets Equity Fund	122,862	37,786		(18,447)	142,201	3,257,836	$18,483
Wells Fargo Advantage Endeavor Select Fund	783,546	193,208		(132,367)	844,387	9,119,385	0
Wells Fargo Advantage Government Securities Fund	10,697,459	1,700,203		(1,024,277)	11,373,385	127,836,845	3,718,073
Wells Fargo Advantage Short Duration Government Bond Fund	17,040,883	2,155,819		(700,128)	18,496,574	191,624,506	3,467,243
Wells Fargo Advantage Small Cap Growth Fund	403,909	105,434		(509,343)	0	0	241,079
Wells Fargo Advantage Small Cap Value Fund	178,937	57,415		(45,133)	191,219	6,271,998	84,027
Wells Fargo Advantage Strategic Large Cap Growth Fund	254,222	50,755		(38,831)	266,146	9,107,517	28,479

	29,481,818	4,300,620		(2,468,526)	31,313,912	$347,218,087	$7,557,384

*	Amount includes shares received from the merger of Wells Fargo Advantage Small Cap Growth Fund into Wells Fargo Advantage Emerging Growth Fund at the close of business on August 26, 2011.

As of February 29, 2012, the Portfolio owned the following percentages of the Master Portfolios:

Affiliated Master Portfolio	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	7%
Wells Fargo Advantage Small Company Value Portfolio	3%
Wells Fargo Advantage Total Return Bond Portfolio	3%

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
June 2012	19 Long	10-Year U.S. Treasury Notes	$2,488,109	$684
March 2012	255 Long	S&P 500 Index	86,980,500	8,555,250
June 2012	240 Short	30-Year U.S. Treasury Bonds	33,997,500	(24,507)
March 2012	250 Short	MSCI EAFE Index	19,508,750	(1,998,349)
March 2012	76 Short	MSCI Emerging Markets Index	4,085,380	(610,090)
March 2012	230 Short	Russell 2000 Index	18,630,000	(1,535,250)

As of February 29, 2012, the Portfolio had an average notional amount of $75,235,970 and $66,455,500 in long futures contracts and short futures contracts, respectively, during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Affiliated Master Portfolios : 28.41%
Wells Fargo Advantage Emerging Growth Portfolio (l)			N/A	$6,031,429
Wells Fargo Advantage Equity Value Portfolio (l)			N/A	15,276,548
Wells Fargo Advantage International Growth Portfolio (l)			N/A	7,362,632
Wells Fargo Advantage Small Company Value Portfolio (l)			N/A	5,980,880

Total Affiliated Master Portfolios (Cost $29,820,240)				34,651,489

Investment Companies : 71.47%

International Equity Funds : 30.39%
American Century Growth Fund			275,927	$7,656,976
DFA International Small Cap Value Portfolio			154,481	2,445,434
Dodge & Cox International Stock Fund			111,433	3,667,252
Oppenheimer Developing Markets Fund			92,251	3,080,261
T. Rowe Price International Discovery Fund			57,546	2,465,272
Templeton Institutional Foreign Equity Fund			195,073	3,669,321
Thornburg International Value Fund			401,929	11,016,886
Wells Fargo Advantage Emerging Markets Equity Fund (l)			133,873	3,067,036

				37,068,438

U.S. Equity Funds : 41.08%
Eaton Vance Large Cap Value Fund			407,931	7,538,574
MFS Value Fund			310,667	7,589,589
Royce Pennsylvania Mutual Fund			506,499	6,017,207
T. Rowe Price Blue Chip Growth Fund			246,089	10,771,325
Wells Fargo Advantage Endeavor Select Fund (l)†			569,528	6,150,904
Wells Fargo Advantage Small Cap Value Fund (l)			180,235	5,911,707
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)			179,373	6,138,159

				50,117,465

Total Investment Companies (Cost $69,008,633)				87,185,903

		Yield
Short-Term Investments : 0.29%

Investment Companies : 0.29%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	354,337	354,337

Total Short-Term Investments (Cost $354,337)				354,337

Total Investments in Securities (Cost $99,183,210)*	100.17%			122,191,729
Other Assets and Liabilities, Net	(0.17)			(209,196)

Total Net Assets	100.00%			$121,982,533

(l)	Investment in an affiliate.
†	Non-income earning security.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $100,698,958 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,496,035
Gross unrealized depreciation	(3,264)

Net unrealized appreciation	$21,492,771

1

WELLS FARGO ADVANTAGE WealthBuilder Equity Portfolio

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Equity Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$34,651,489	$0	$34,651,489
Investment companies	87,185,903	0	0	87,185,903
Short-term investments
Investment companies	354,337	0	0	354,337

	$87,540,240	$34,651,489	$0	$122,191,729

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding the Master Portfolios) during the nine months ended February 29, 2012, were as follows:

	Shares, Beginning of Period	Shares Purchases		Shares Sold	Shares, End of Period	Value, End of Period	Dividend Income
Wells Fargo Advantage Emerging Growth Fund	0	516,815	*	516,815	0	$0	$0
Wells Fargo Advantage Emerging Markets Equity Fund	144,523	5,912		16,562	133,873	3,067,036	60,782
Wells Fargo Advantage Endeavor Select Fund	662,470	2,262		95,204	569,528	6,150,904	0
Wells Fargo Advantage Small Cap Growth Fund	476,136	9,010		485,146	0	0	0
Wells Fargo Advantage Small Cap Value Fund	210,461	4,262		34,488	180,235	5,911,707	76,563
Wells Fargo Advantage Strategic Large Cap Growth Fund	214,922	1,266		36,815	179,373	6,138,159	18,384

	1,708,512	100,768		1,185,030	1,063,009	$21,267,806	$947,091

*	Amount Includes shares received from the merger of Wells Fargo Advantage Small Cap Growth Fund into the Fund at the close of business on August 26, 2011.

As of February 29, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	1
Wells Fargo Advantage International Growth Portfolio	6
Wells Fargo Advantage Small Company Value Portfolio	3

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS —February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Affiliated Master Portfolios : 23.07%
Wells Fargo Advantage Emerging Growth Portfolio (l)			N/A	$10,568,162
Wells Fargo Advantage Equity Value Portfolio (l)			N/A	16,019,584
Wells Fargo Advantage International Growth Portfolio (l)			N/A	12,858,612
Wells Fargo Advantage Small Company Value Portfolio (l)			N/A	10,527,019
Wells Fargo Advantage Total Return Bond Portfolio (l)			N/A	18,695,170

Total Affiliated Master Portfolios (Cost $61,590,482)				68,668,547

Investment Companies : 71.26%

Alternative Investment Funds : 4.65%
ING Global Real Estate Fund			334,193	5,534,228
PIMCO CommodityRealReturn Strategy Fund			1,177,116	8,310,442

				13,844,670

International Equity Funds : 23.57%
American Century Growth Fund			676,756	18,779,980
DFA International Small Cap Value Portfolio			269,431	4,265,086
Dodge & Cox International Stock Fund			194,492	6,400,743
Oppenheimer Developing Markets Fund			161,276	5,385,000
T. Rowe Price International Discovery Fund			100,565	4,308,185
Templeton Institutional Foreign Equity Fund			341,160	6,417,222
Thornburg International Value Fund			702,442	19,253,945
Wells Fargo Advantage Emerging Markets Equity Fund (l)			232,251	5,320,875

				70,131,036

International Fixed Income Funds : 5.42%
Oppenheimer International Bond Fund			1,258,920	8,044,501
PIMCO High Yield Fund			864,583	8,075,201

				16,119,702

U.S. Equity Funds : 31.34%
Eaton Vance Large Cap Value Fund			425,456	7,862,424
MFS Value Fund			325,245	7,945,740
Royce Pennsylvania Mutual Fund			887,872	10,547,914
T. Rowe Price Blue Chip Growth Fund			603,748	26,426,045
Wells Fargo Advantage Endeavor Select Fund (l)†			1,396,065	15,077,501
Wells Fargo Advantage Small Cap Value Fund (l)			315,883	10,360,951
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)			439,722	15,047,296

				93,267,871

U.S. Fixed Income Fund : 6.28%
Wells Fargo Advantage Government Securities Fund (l)			1,662,775	18,689,589

Total Investment Companies (Cost $178,081,734)				212,052,868

	Yield	Maturity Date	Principal
Short-Term Investments : 5.63%

U.S. Treasury Securities : 5.32%
U.S. Treasury Bill #	0.06%	04/05/2012	$65,000	64,996
U.S. Treasury Bill #	0.07	05/03/2012	7,150,000	7,149,063
U.S. Treasury Bill #	0.11	08/02/2012	8,635,000	8,630,752

				15,844,811

1

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO	PORTFOLIO OF INVESTMENTS —February 29, 2012 (UNAUDITED)

Security Name	Yield	Shares	Value
Investment Companies : 0.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02%	909,352	$909,352

Total Short-Term Investments (Cost $16,755,819)			16,754,163

Total Investments in Securities (Cost $256,428,035)*	99.96%		297,475,578
Other Assets and Liabilities, Net	0.04		114,036

Total Net Assets	100.00%		$297,589,614

(l)	Investment in an affiliate.
†	Non-income earning security.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $268,440,212 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,131,195
Gross unrealized depreciation	(95,829)

Net unrealized appreciation	$29,035,366

2

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (the”Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$68,668,547	$0	$68,668,547
Investment companies	212,052,868	0	0	212,052,868
Short-term investments
U.S. Treasury securities	15,844,811	0	0	15,844,811
Investment companies	909,352	0	0	909,352

	$228,807,031	$68,668,547	$0	$297,475,578

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$5,909,459	$0	$0	$5,909,459

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding the Master Portfolios) during the nine months ended February 29, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchases		Shares Sold	Shares, End of Period	Value, End of Period	Dividend Income
Wells Fargo Advantage Emerging Growth Fund	0	900,033	*	900,033	0	$0	$0
Wells Fargo Advantage Emerging Markets Equity Fund	237,455	50,430		55,634	232,251	5,320,875	106,300
Wells Fargo Advantage Endeavor Select Fund	1,511,961	85,576		201,472	1,396,065	15,077,501	0
Wells Fargo Advantage Government Securities Fund	1,806,163	1,412,099		1,555,487	1,662,775	18,689,589	485,367
Wells Fargo Advantage Small Cap Growth Fund	779,483	63,298		842,781	0	0	400,517
Wells Fargo Advantage Small Cap Value Fund	346,284	32,890		63,291	315,883	10,360,951	131,123
Wells Fargo Advantage Strategic Large Cap Growth Fund	491,579	16,233		68,090	439,722	15,047,296	44,310

	5,172,925	1,792,753		3,686,788	4,046,696	$64,496,212	$1,167,617

*	Amount includes shares received from the merger of Wells Fargo Advantage Small Cap Growth Fund into Wells Fargo Advantage Emerging Growth Fund at the close of business on August 26, 2011.

As of February 29, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	1
Wells Fargo Advantage International Growth Portfolio	11
Wells Fargo Advantage Small Company Value Portfolio	5
Wells Fargo Advantage Total Return Bond Portfolio	1

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Unrealized Gains (Losses)
June 2012	6 Long	10-Year U.S. Treasury Notes	$785,719	$216
March 2012	379 Long	S&P 500 Index	129,276,900	12,715,450
June 2012	304 Short	30-Year U.S. Treasury Bonds	43,063,500	(31,409)
March 2012	416 Short	MSCI EAFE Index	32,462,560	(3,326,958)
March 2012	126 Short	MSCI Emerging Markets Index	6,773,130	(1,011,465)
March 2012	365 Short	Russell 2000 Index	29,565,000	(2,436,375)

The Portfolio had an average notional amount of $110,950,406 and $97,824,042 in long futures contracts and short futures contracts, respectively, during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Affiliated Master Portfolios : 24.57%
Wells Fargo Advantage Emerging Growth Portfolio (l)			N/A	$21,393,610
Wells Fargo Advantage Equity Value Portfolio (l)			N/A	32,481,581
Wells Fargo Advantage International Growth Portfolio (l)			N/A	26,018,633
Wells Fargo Advantage Small Company Value Portfolio (l)			N/A	21,286,955
Wells Fargo Advantage Total Return Bond Fund (l)			N/A	78,927,493

Total Affiliated Master Portfolios (Cost $163,471,187)				180,108,272

Investment Companies : 70.35%

Alternative Investment Funds : 4.67%
ING Global Real Estate Fund			830,095	13,746,367
PIMCO CommodityRealReturn Strategy Fund			2,902,343	20,490,545

				34,236,912

International Equity Funds : 19.34%
American Century Growth Fund			1,367,670	37,952,853
DFA International Small Cap Value Portfolio			545,406	8,633,781
Dodge & Cox International Stock Fund			393,572	12,952,448
Oppenheimer Developing Markets Fund			325,753	10,876,895
T. Rowe Price International Discovery Fund			203,433	8,715,078
Templeton Institutional Foreign Equity Fund			689,121	12,962,360
Thornburg International Value Fund			1,419,359	38,904,622
Wells Fargo Advantage Emerging Markets Equity Fund (l)			470,067	10,769,231

				141,767,268

International Fixed Income Funds : 9.01%
Oppenheimer International Bond Fund			5,152,491	32,924,419
PIMCO High Yield Fund			3,548,175	33,139,951

				66,064,370

U.S. Equity Funds : 25.74%
Eaton Vance Large Cap Value Fund			862,933	15,947,008
MFS Value Fund			660,061	16,125,292
Royce Pennsylvania Mutual Fund			1,795,524	21,330,820
T. Rowe Price Blue Chip Growth Fund			1,219,968	53,397,997
Wells Fargo Advantage Endeavor Select Fund (l)†			2,823,367	30,492,365
Wells Fargo Advantage Small Cap Value Fund (l)			639,631	20,979,894
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)			889,092	30,424,743

				188,698,119

U.S. Fixed Income Funds : 11.59%
Wells Fargo Advantage Government Securities Fund (l)			7,563,425	85,012,896

Total Investment Companies (Cost $437,319,523)				515,779,565

Short-Term Investments : 4.94%

	Yield
Investment Companies : 0.36%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02%		2,652,130	2,652,130

		Maturity Date	Principal
U.S. Treasury Securities : 4.58%
U.S. Treasury Bill #	0.04	05/03/2012	$15,095,000	15,093,023

1

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Yield	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill #		0.08%	08/02/2012	$18,500,000	$18,490,898

					33,583,921

Total Short-Term Investments (Cost $36,239,595)					36,236,051

Total Investments in Securities (Cost $637,030,305)*	99.86%				732,123,888
Other Assets and Liabilities, Net	0.14				995,578

Total Net Assets	100.00%				$733,119,466

(l)	Investment in an affiliate.
†	Non-income earning security.
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $664,677,918 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$68,062,766
Gross unrealized depreciation	(616,796)

Net unrealized appreciation	$67,445,970

2

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to interest rate risk equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$180,108,272	$0	$180,108,272
Investment companies	515,779,565	0	0	515,779,565
Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury securities	33,583,921	0	0	33,583,921

	$552,015,616	$180,108,272	$0	$732,123,888

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$13,960,023	$0	$0	$13,960,023

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding the Master Portfolios) during the /nine months ended February 29, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchases		Shares Sold	Shares, End of Period	Value, End of Period	Dividend Income
Wells Fargo Advantage Emerging Growth Fund	0	1,864,028	*	1,864,028	0	$0	0
Wells Fargo Advantage Emerging Markets Equity Fund	486,295	54,618		(70,846)	470,067	$10,769,231	$217,027
Wells Fargo Advantage Endeavor Select Fund	3,099,060	133,607		(409,300)	2,823,367	30,492,365	0
Wells Fargo Advantage Government Securities Fund	8,343,286	4,364,711		(5,144,572)	7,563,425	85,012,896	2,234,358
Wells Fargo Advantage Small Cap Growth Fund	1,593,217	139,932		(1,733,149)	0	0	828,763
Wells Fargo Advantage Small Cap Value Fund	710,078	45,966		(116,413)	639,631	20,979,894	268,973
Wells Fargo Advantage Strategic Large Cap Growth Fund	1,005,502	21,121		(137,531)	889,092	30,424,743	90,868

	15,237,438	4,759,955		(7,611,811)	12,385,582	$177,679,129	$3,639,989

*	Amount includes shares received from the merger of Wells Fargo Advantage Small Cap Growth Fund into Wells Fargo Advantage Emerging Growth Fund at the close of business on August 26, 2011.

As of February 29, 2012, the Portfolio owned the following percentages of the Master Portfolios:

Affiliated Master Portfolio	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	2%
Wells Fargo Advantage Equity Value Portfolio	3%
Wells Fargo Advantage International Growth Portfolio	22%
Wells Fargo Advantage Small Company Value Portfolio	10%
Wells Fargo Advantage Total Return Bond Portfolio	2%

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
June 2012	29 Long	10-Year U.S. Treasury Notes	$3,797,641	$1,046
March 2012	825 Long	S&P 500 Index	281,407,500	27,678,750
June 2012	740 Short	30-Year U.S. Treasury Bonds	104,825,625	(75,431)
March 2012	843 Short	MSCI EAFE Index	65,783,505	(6,750,102)
March 2012	246 Short	MSCI Emerging Markets Index	13,223,730	(1,974,765)
March 2012	737 Short	Russell 2000 Index	59,697,000	(4,919,475)

As of February 29, 2012, the Portfolio had an average notional amount of $248,286,407 and $219,396,061 in long futures contracts and short futures contracts, respectively, during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Affiliated Master Portfolios : 22.39%
Wells Fargo Advantage Emerging Growth Portfolio (l)			N/A	$13,286,856
Wells Fargo Advantage Equity Value Portfolio (l)			N/A	20,178,007
Wells Fargo Advantage International Growth Portfolio (l)			N/A	16,158,606
Wells Fargo Advantage Small Company Value Portfolio (l)			N/A	13,250,267
Wells Fargo Advantage Total Return Bond Portfolio (l)			N/A	96,826,184

Total Affiliated Master Portfolios (Cost $148,999,134)				159,699,920

Investment Companies : 74.50%

Alternative Investment Funds : 4.85%
ING Global Real Estate Fund			839,691	13,905,276
PIMCO CommodityRealReturn Strategy Fund			2,930,550	20,689,684

				34,594,960

International Equity Funds : 12.38%
American Century Growth Fund			851,166	23,619,865
DFA International Small Cap Value Portfolio			340,208	5,385,497
Dodge & Cox International Stock Fund			245,506	8,079,589
Oppenheimer Developing Markets Fund			203,127	6,782,421
T. Rowe Price International Discovery Fund			126,974	5,439,585
Templeton Institutional Foreign Equity Fund			429,651	8,081,742
Thornburg International Value Fund			885,079	24,260,019
Wells Fargo Advantage Emerging Markets Equity Fund (l)			291,581	6,680,118

				88,328,836

International Fixed Income Funds : 9.14%
Oppenheimer International Bond Fund			5,067,761	32,382,994
PIMCO High Yield Fund			3,514,698	32,827,282

				65,210,276

U.S. Equity Funds : 16.48%
Eaton Vance Large Cap Value Fund			536,257	9,910,026
MFS Value Fund			409,622	10,007,071
Royce Pennsylvania Mutual Fund			1,116,885	13,268,599
T. Rowe Price Blue Chip Growth Fund			760,644	33,293,370
Wells Fargo Advantage Endeavor Select Fund (l)†			1,760,340	19,011,677
Wells Fargo Advantage Small Cap Value Fund (l)			397,377	13,033,967
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)			554,624	18,979,227

				117,503,937

U.S. Fixed Income Funds : 31.65%
Wells Fargo Advantage Government Securities Fund (l)			8,605,243	96,722,930
Wells Fargo Advantage Short Duration Government Bond Fund (l)			12,457,308	129,057,712

				225,780,642

Total Investment Companies (Cost $484,357,815)				531,418,651

	Yield	Maturity Date	Principal
Short-Term Investments : 3.08%

U.S. Treasury Securities : 2.90%
U.S. Treasury Bill #	0.06%	04/05/2012	$360,000	359,980

1

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Yield	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill #		0.07%	05/03/2012	$9,040,000	$9,038,816
U.S. Treasury Bill #		0.08	05/31/2012	60,000	59,988
U.S. Treasury Bill #		0.11	08/02/2012	11,260,000	11,254,460

					20,713,244

				Shares
Investment Companies : 0.18%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02		1,280,700	1,280,700

Total Short-Term Investments (Cost $21,996,112)					21,993,944

Total Investments in Securities (Cost $655,353,061)*	99.97%				713,112,515
Other Assets and Liabilities, Net	0.03				202,348

Total Net Assets	100.00%				$713,314,863

(l)	Investment in an affiliate.
†	Non-income earning security.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $669,183,918 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,455,851
Gross unrealized depreciation	(1,527,254)

Net unrealized appreciation	$43,928,597

2

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$159,699,920	$0	$159,699,920
Investment companies	531,418,651	0	0	531,418,651
Short-term investments
U.S. Treasury securities	20,713,244	0	0	20,713,244
Investment companies	1,280,700	0	0	1,280,700

	$553,412,595	$159,699,920	$0	$713,112,515

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$8,601,408	$0	$0	$8,601,408

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding the Master Portfolios) during the nine months ended February 29, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchases	Shares Sold	Shares, End of Period	Value, End of Period	Dividend Income
Wells Fargo Advantage Emerging Markets Equity Fund	267,260	49,094	24,773	291,581	$6,680,118	$132,661
Wells Fargo Advantage Endeavor Select Fund	1,700,087	241,021	180,768	1,760,340	19,011,677	0
Wells Fargo Advantage Government Securities Fund	8,673,122	2,188,151	2,256,030	8,605,243	96,722,930	2,529,969
Wells Fargo Advantage Short Duration Government Bond Fund	12,302,293	2,585,470	2,430,455	12,457,308	129,057,712	2,082,702
Wells Fargo Advantage Small Cap Growth Fund	878,510	145,899	1,024,409	0	0	1,681,332
Wells Fargo Advantage Small Cap Value Fund	389,570	69,843	62,036	397,377	13,033,967	164,522
Wells Fargo Advantage Strategic Large Cap Growth Fund	551,672	55,300	52,348	554,624	18,979,227	55,446

	24,762,514	5,334,779	6,030,819	24,066,473	$283,485,631	$6,646,632

As of February 29, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage Equity Value Portfolio	2
Wells Fargo Advantage International Growth Portfolio	14
Wells Fargo Advantage Small Company Value Portfolio	6
Wells Fargo Advantage Total Return Bond Portfolio	3

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
June 2012	29 Long	10-Year U.S. Treasury Notes	$3,797,641	$1,046
March 2012	511 Long	S&P 500 Index	174,302,100	17,144,050
June 2012	484 Short	30-Year U.S. Treasury Bonds	68,561,625	(48,608)
March 2012	522 Short	MSCI EAFE Index	40,734,270	(4,166,967)
March 2012	155 Short	MSCI Emerging Markets Index	8,332,025	(1,244,263)
March 2012	462 Short	Russell 2000 Index	37,422,000	(3,083,850)

The Portfolio had an average notional amount of $151,412,131 and $134,295,754 in long futures contracts and short futures contracts, respectively, during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Affiliated Master Portfolios : 21.90%
Wells Fargo Advantage Emerging Growth Portfolio (l)			N/A	17,322,080
Wells Fargo Advantage Equity Value Portfolio (l)			N/A	26,402,203
Wells Fargo Advantage International Growth Portfolio (l)			N/A	21,108,821
Wells Fargo Advantage Small Company Value Portfolio (l)			N/A	17,279,004

Total Affiliated Master Portfolios (Cost $70,098,131)				82,112,108

Investment Companies : 71.79%

International Equity Funds : 30.79%
American Century Growth Fund			1,110,643	$30,820,355
DFA International Small Cap Value Portfolio			443,090	7,014,114
Dodge & Cox International Stock Fund			320,016	10,531,730
Oppenheimer Developing Markets Fund			264,993	8,848,119
T. Rowe Price International Discovery Fund			164,876	7,063,280
Templeton Institutional Foreign Equity Fund			560,756	10,547,815
Thornburg International Value Fund			1,156,969	31,712,520
Wells Fargo Advantage Emerging Markets Equity Fund (l)			389,078	8,913,781

				115,451,714

U.S. Equity Funds : 41.00%
Eaton Vance Large Cap Value Fund			713,643	13,188,121
MFS Value Fund			540,316	13,199,931
Royce Pennsylvania Mutual Fund			1,461,360	17,360,960
T. Rowe Price Blue Chip Growth Fund			990,364	43,348,224
Wells Fargo Advantage Endeavor Select Fund (l)†			2,289,307	24,724,518
Wells Fargo Advantage Small Cap Value Fund (l)			525,410	17,233,441
Wells Fargo Advantage Strategic Large Cap Growth Fund (l)			720,893	24,668,946

				153,724,141

Total Investment Companies (Cost $214,071,881)				269,175,855

	Yield	Maturity Date	Principal
Short-Term Investments : 6.34%

U.S. Treasury Securities : 5.54%
U.S. Treasury Bill (z)	0.01%	08/02/2012	6,300,000	6,296,900
U.S. Treasury Bill (z)	0.07	05/03/2012	14,390,000	14,388,115
U.S. Treasury Bill (z)	0.08	05/31/2012	95,000	94,981

				20,779,996

			Shares
Investment Companies : 0.80%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02		3,000,000	3,000,000

Total Short-Term Investments (Cost $23,781,725)				23,779,996

Total Investments in Securities (Cost $307,951,737)*	100.03%			375,067,959
Other Assets and Liabilities, Net	(0.03)			(117,201)

Total Net Assets	100.00%			$374,950,758

(l)	Investment in an affiliate. The total cost of affiliated investments is $131,323,065.
(u)	Rate shown is the 7-day annualized yield at period end.
†	Non-income earning security.

1

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

(z)	Zero coupon security. Rate represents yield to maturity.
*	Cost for federal income tax purposes is $317,689,301 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$57,380,387
Gross unrealized depreciation	(1,729)

Net unrealized appreciation	$57,378,658

The accompanying notes are an integral part of these financial statements.

2

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (the “Portfolio”).

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Affiliated Master Portfolios	$0	$82,112,108	$0	$82,112,108
Investment companies	269,175,855	0	0	269,175,855
Short-term investments
U.S. Treasury securities	20,779,996	0	0	20,779,996
Investment companies	3,000,000	0	0	3,000,000

	$292,955,851	$82,112,108	$0	$375,067,959

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$2,276,224	$0	$0	$2,276,224

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding the Master Portfolios) during the nine months ended February 29, 2012 were as follows:

	Shares, Beginning of Period	Shares Purchases	Shares Sold	Shares, End of Period	Value, End of Period	Dividend Income
Wells Fargo Advantage Emerging Markets Equity Fund	415,220	92,067	118,209	389,078	$8,913,781	$176,698
Wells Fargo Advantage Endeavor Select Fund	2,664,494	74,311	449,498	2,289,307	24,724,518	0
Wells Fargo Advantage Small Cap Growth Fund	1,366,749	57,328	1,424,077	0	0	2,307,825
Wells Fargo Advantage Small Cap Value Fund	607,342	67,493	149,425	525,410	17,233,441	216,689
Wells Fargo Advantage Strategic Large Cap Growth Fund	864,746	21,996	165,849	720,893	24,668,946	72,919

	5,918,551	313,195	2,307,058	3,924,688	$75,540,686	$2,774,131

As of February 29, 2012, the Portfolio owned the following percentages in affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Emerging Growth Portfolio	2%
Wells Fargo Advantage Equity Value Portfolio	2
Wells Fargo Advantage International Growth Portfolio	18
Wells Fargo Advantage Small Company Value Portfolio	8

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At February 29, 2012, the Portfolio had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
March 2012	418 Long	S&P 500 Index	$142,579,800	$14,023,900
March 2012	729 Short	MSCI EAFE Index	56,887,515	(5,843,213)
March 2012	215 Short	MSCI Emerging Markets Index	11,557,325	(1,725,913)
March 2012	626 Short	Russell 2000 Index	50,706,000	(4,178,550)

The Portfolio had an average notional amount of $116,279,484 and $98,713,437 in long futures contracts and short futures contracts, respectively, during the nine months ended February 29, 2012.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation—Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	April 25, 2012

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date:	April 25, 2012